INVESTMENTS - Tuniu (Details) - 12 months ended Dec. 31, 2015 $ / shares in Units, ¥ in Millions, $ in Millions	USD ($) $ / shares	CNY (¥)	CNY (¥)
INVESTMENTS
Closing stock price (in dollars per share)	$ 371.00
Tuniu
INVESTMENTS
Percentage of equity interest acquired	4.00%		4.00%
Payments made for investment	$ 50	¥ 300
Fair value of available-for-sale investment	$ 66		¥ 431
Increase (decrease) in fair value of the investment credited to other comprehensive income | ¥		¥ 100
Tuniu | ADS
INVESTMENTS
Closing stock price (in dollars per share)	$ 15.98